Acquisitions (Savage Arms and Bushnell Intangible Assets Acquired) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets weighted average remaining period for amortization	11 years 10 months 24 days	15 years
Savage Sports Corporation
Acquired Finite-Lived Intangible Assets [Line Items]
Tradename, technology, and customer relationship intangibles		$ 126,600
Savage Sports Corporation | Tradenames
Acquired Finite-Lived Intangible Assets [Line Items]
Tradename, technology, and customer relationship intangibles		12,900
Savage Sports Corporation | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Tradename, technology, and customer relationship intangibles		43,500
Bushnell Group Holdings, Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Tradename, technology, and customer relationship intangibles		364,700
Bushnell Group Holdings, Inc. | Tradenames
Acquired Finite-Lived Intangible Assets [Line Items]
Tradename, technology, and customer relationship intangibles		105,700
Bushnell Group Holdings, Inc. | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Tradename, technology, and customer relationship intangibles		148,000
Bushnell Group Holdings, Inc. | Patented technologies
Acquired Finite-Lived Intangible Assets [Line Items]
Tradename, technology, and customer relationship intangibles		15,900
Tradenames | Savage Sports Corporation
Acquired Finite-Lived Intangible Assets [Line Items]
Tradename, technology, and customer relationship intangibles		70,200
Tradenames | Bushnell Group Holdings, Inc.
Acquired Finite-Lived Intangible Assets [Line Items]
Tradename, technology, and customer relationship intangibles		$ 95,100
Minimum | Savage Sports Corporation | Tradenames
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets weighted average remaining period for amortization		5 years
Minimum | Savage Sports Corporation | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets weighted average remaining period for amortization		5 years
Minimum | Bushnell Group Holdings, Inc. | Patented technologies
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets weighted average remaining period for amortization		16 years
Maximum | Savage Sports Corporation | Tradenames
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets weighted average remaining period for amortization		20 years
Maximum | Savage Sports Corporation | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets weighted average remaining period for amortization		10 years
Maximum | Bushnell Group Holdings, Inc. | Patented technologies
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizing intangible assets weighted average remaining period for amortization		20 years